PROSPECTUS SUPPLEMENT

September 6, 2019

for

THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES®

THE GUARDIAN INVESTOR VARIABLE ANNUITY L SERIES®

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectuses dated May 1, 2019 (as supplemented from time to time, the “Prospectuses”) for The Guardian Investor Variable Annuity B Series® and The Guardian Investor Variable Annuity L Series®, variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”). Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Prospectuses.

NOTICE OF FUND SUBSTITUTION

On August 20, 2019, the Securities and Exchange Commission issued an order permitting The Guardian Insurance & Annuity Company, Inc. (the “Company”) and the Separate Account to substitute the following “Existing Funds” in which investment divisions (“subaccounts”) of the Separate Account currently invest with the corresponding “Replacement Funds” (the “Substitution”), as set forth in the table below:

Existing Fund	Replacement Fund
BlackRock Capital Appreciation V.I. Fund (Class III)	Guardian Large Cap Fundamental Growth VIP Fund
Fidelity VIP Contrafund Portfolio (Service Class 2)	Guardian Large Cap Disciplined Growth VIP Fund
Franklin U.S. Government Securities VIP Fund (Class 2)	Guardian U.S. Government Securities VIP Fund
Invesco V.I. Small Cap Equity Fund (Series II)	Guardian Small Cap Core VIP Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund (Series II)	Guardian Multi-Sector Bond VIP Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund (Series II)	Guardian Small Cap Core VIP Fund
MFS® Utilities Series (Service Class)	Guardian Global Utilities VIP Fund
PIMCO Total Return Portfolio (Advisor Class)	Guardian Total Return Bond VIP Fund

Each Existing Fund and certain Replacement Funds are currently available as a Variable Investment Option under the Contracts. Each Existing Fund and certain Replacement Funds are also available in certain allocation models utilized by Contracts issued with the guaranteed lifetime withdrawal benefit rider (the “GLWB”) offered from time to time with the Contracts. Please refer to your Prospectus or contact our Customer Service Office for a list of the Funds or allocation models available to you.

The Existing Funds will continue to be included as Variable Investment Options until October 18, 2019 (the “Substitution Date”). Certain Replacement Funds currently not available will be added as Variable Investment Options on the Substitution Date. On the Substitution Date, pursuant to applicable regulatory approvals, all Accumulation Units and Annuity Units (“subaccount units”) corresponding to the shares of each Existing Fund will be replaced with subaccount units corresponding to the shares of the applicable Replacement Fund. In addition, the Existing Funds will be replaced by their corresponding Replacement Funds within the allocation models applicable to the GLWB.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract value immediately prior to the Substitution will equal your Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your Contract will not be altered in any way.

Please note the following information regarding your transfer rights:

For Contracts without the GLWB

•

From the date of this Supplement until the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in an Existing Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•

For 30 days following the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in a Replacement Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•	Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, the Company will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts.

•

On the Substitution Date, any Contract value remaining in a subaccount that invests in an Existing Fund will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

For Contracts with the GLWB

•	From the date of this Supplement until the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•	For 30 days following the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•

Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract. Please note, however, that the investment restrictions applicable to your GLWB will continue to apply during the time periods referenced above.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations or limitations imposed by the GLWB as set forth in your Prospectus, the Company will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts under the Contracts.

•

On the Substitution Date, the Replacement Funds will replace the Existing Funds within all applicable allocation models. Any Contract value remaining in a subaccount that invests in an Existing Fund on the Substitution Date will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order at our Customer Service Office at P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 (regular mail) or 6255 Sterner’s Way, Bethlehem, PA 18017 (overnight mail), visiting our website (www.GuardianLife.com) or by calling 1-888 GUARDIAN (1-888-482-7432). If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m. or on a non-business day, you will receive the next business day’s unit values.

If your Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Contract value from each subaccount that invests in an Existing Fund to the subaccount that invests in the corresponding Replacement Fund. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Fund will be different from the number of units you held in the subaccount investing in the corresponding Existing Fund.

A summary prospectus for each Replacement Fund accompanies this Supplement. The investment objectives, principal investment strategies, principal risks, and fees and expenses of the Replacement Funds are described in the summary prospectuses. Read the prospectuses carefully before making any investment decision with respect to your Contract values that are allocated to an Existing Fund.

Further, certain administrative programs will be impacted by the Substitution. Specifically:

•

Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes an Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your enrollment will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Premium Allocation Instructions: If you have premium allocation instructions on file that include an Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your premium allocation instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Automated Alert Program: If you have any Automated Alerts on file that include an Existing Fund, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Substitution Date, your Automated Alert instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

To obtain a free copy of the Prospectus for your Contract or a statutory prospectus for a Replacement Fund, or if you have any questions regarding the Substitution, your Contract, or your transfer rights regarding the Substitution, please contact our Customer Service Office at 1-888 GUARDIAN (1-888-482-7432).

This Supplement Should Be Retained With Your Prospectus For Future Reference.

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